Vanguard Commodity Strategy Fund

Consolidated Schedule of Investments (unaudited)
As of July 31, 2020

The fund files its complete schedule of portfolio holdings with the Securities and Exchange
Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on
Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.

				Market
	Coupon	Maturity	Face	Value
	Date	($000)	Amount	($000)

U.S. Government and Agency Obligations (68.9%)
U.S. Government Securities (68.9%)
United States Treasury Inflation Indexed
Bonds	1.125%	1/15/21	10,520	12,448
United States Treasury Inflation Indexed
Bonds	0.125%	4/15/21	11,495	12,513
United States Treasury Inflation Indexed
Bonds	0.625%	7/15/21	8,258	9,559
United States Treasury Inflation Indexed
Bonds	0.125%	1/15/22	12,040	13,873
United States Treasury Inflation Indexed
Bonds	0.125%	4/15/22	12,866	13,821
United States Treasury Inflation Indexed
Bonds	0.125%	7/15/22	11,439	13,104
United States Treasury Inflation Indexed
Bonds	0.125%	1/15/23	12,965	14,845
United States Treasury Inflation Indexed
Bonds	0.625%	4/15/23	11,675	12,622
United States Treasury Inflation Indexed
Bonds	0.375%	7/15/23	12,670	14,659
United States Treasury Inflation Indexed
Bonds	0.625%	1/15/24	12,574	14,689
United States Treasury Inflation Indexed
Bonds	0.500%	4/15/24	9,070	9,798
United States Treasury Inflation Indexed
Bonds	0.125%	7/15/24	12,585	14,371
United States Treasury Inflation Indexed
Bonds	0.125%	10/15/24	9,873	10,468
United States Treasury Inflation Indexed
Bonds	0.250%	1/15/25	12,090	13,952
United States Treasury Inflation Indexed
Bonds	2.375%	1/15/25	5,845	9,251
United States Treasury Inflation Indexed
Bonds	0.125%	4/15/25	10,400	10,989
United States Treasury Inflation Indexed
Bonds	0.375%	7/15/25	11,300	13,248
Total U.S. Government and Agency Obligations (Cost $208,087)				214,210

		Shares
Temporary Cash Investments (35.0%)
Money Market Fund (13.2%)
1	Vanguard Market Liquidity Fund, 0.194%	409,801	40,980

		Face
		Amount
		($000)
U.S. Government and Agency Obligations (21.8%)
2	United States Treasury Bill, 0.146%, 8/27/20	11,800	11,799
2	United States Treasury Bill, 0.150%, 9/3/20	10,000	9,999
2,3 United States Treasury Bill, 0.165%, 9/10/20		14,000	13,999
2	United States Treasury Bill, 0.145%, 9/17/20	6,000	5,999
2	United States Treasury Bill, 0.138%, 9/24/20	3,000	3,000
2	United States Treasury Bill, 0.102%, 10/29/20	23,000	22,995

			67,791
Total Temporary Cash Investments (Cost $108,757)			108,771
Total Investments (103.9%) (Cost $316,844)			322,981

Other Assets and Liabilities—Net (-3.9%)			(12,162)
Net Assets (100%)			310,819

Cost is in $000.

1 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
2 Security is owned by the Vanguard CSF Portfolio, which is a wholly owned subsidiary of the Commodity Strategy
Fund.
3 Securities with a value of $698,000 have been segregated as collateral for open over-the-counter swap contracts

Derivative Financial Instruments Outstanding as of Period End
Over-the-Counter Total Return Swaps
				Floating
				Interest
				Rate	Value and	Value and
			Notional	(Received	Unrealized	Unrealized
	Termination		Amount	Paid1)	Appreciation	(Depreciation)
Reference Entity	Date	Counterparty	($000)	(% )	($000)	($000)
Bloomberg Commodity
Index[2]	8/25/20	BARC	72,000	(0.100)	a182	—
Bloomberg Commodity
Index 2 Month Forward[2]	8/25/20	BARC	53,000	(0.110)	199	—
Bloomberg Commodity
Index 3 Month Forward[2]	8/25/20	GSI	20,000	(0.120)	78	—
BofA Merrill Lynch
Commodity MLCILP3E
Excess Return Strategy[2,3]	8/25/20	MLI	28,000	(0.170)	106	—
Credit Suisse Custom 34 -
01E Forward Excess
Return[2,3]	8/25/20	CSFBI	100,000	(0.160)	347	—

Commodity Strategy Fund

Goldman Sachs Commodity
i-Select Strategy 1129[2,3]	8/25/20	GSI	11,000	(0.120)	43	—
Modified Strategy DBS18
on the Bloomberg
Commodity Index[2,3]	8/25/20	GSI	31,000	(0.120)	151	—
					1,106	—

1 Based on 1-month USD London Interbank Offered Rate (LIBOR) as of the most recent payment d ate. Floating interest payment received/paid monthly.
2 Security is owned by the subsidiary.
3 Information on the components of the reference entity is available on vanguard.com .

BARC—Barclays Bank plc.
CSFBI—Credit Suisse First Boston International.
GSI—Goldman Sachs International.
MLI—Merrill Lynch International.

A. Basis for Consolidation: Vanguard CSF Portfolio ("the subsidiary"), commenced operations on
June 25, 2019. The subsidiary is wholly owned by the fund and is a unit trust established in the
Cayman Islands under the Trusts Law (2011 Revision) of the Cayman Islands, which is organized to invest in certain commodity-linked investments on behalf of the fund, consistent with the fund's investment objectives and policies. The commodity-linked investments and other investments held by the subsidiary are subject to the same risks that apply to similar investments if held directly by the fund. As of July 31, 2020, the fund held $68,995,000 in the subsidiary, representing 22% of the fund's net assets. All inter-fund transactions and balances (including the fund's investment in the subsidiary)
have been eliminated, and the Consolidated Schedule of Investments includes all investments and other accounts of the subsidiary as if held directly by the fund.

B. Security Valuation: Securities are valued as of the close of trading on the New York Stock
Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system
(which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

C. Swap Contracts: The fund gains exposure to commodities through the subsidiary's investment in swaps that earn the total return on a specified commodity index. Under the terms of the swaps, the subsidiary receives the total return on the specified index (receiving the increase or paying the decrease in the value of the specified index), applied to a notional amount. The subsidiary also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the subsidiary invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.

Commodity Strategy Fund

The notional amounts of swap contracts are not recorded in the Consolidated Schedule of
Investments. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as an asset (liability) and as unrealized appreciation (depreciation) until periodic payments are made, or the termination of the swap, at which time realized gain (loss) is recorded.

A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the subsidiary. The subsidiary's maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The subsidiary mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the subsidiary may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the subsidiary under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the subsidiary's net assets decline below a certain level, triggering a payment by the subsidiary if the subsidiary is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the subsidiary has pledged. Any securities pledged as collateral for open contracts are noted in the
Consolidated Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

D. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted
on the Consolidated Schedule of Investments.

The following table summarizes the market value of the fund's investments and derivatives as of July
31, 2020, based on the inputs used to value them:

	Level 1	Level 2	Level 3	Total
	($000)	($000)	($000)	($000)
Investments
Assets
U.S. Government and Agency Obligations	—	214,210	—	214,210
Temporary Cash Investments	40,980	67,791	—	108,771
Total	40,980	282,001	—	322,981
Derivative Financial Instruments
Assets
Swap Contracts	—	1,106	—	1,106

Commodity Strategy Fund